Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
INCOME STATEMENT
Revenues	$ 547,858	$ 112,517	$ 1,505,119	$ 112,797	$ 2,168,093	$ 1,300
Cost of revenues
Farm Produce	0	0	758,809	0	1,789,034	0
Farm expenses	30,270	0	313,309	0	94,547	523,746
Farm field lease	0	7,500	0	15,000	21,250	7,500
Farm Management Services Related Parties	60,000	532,550	120,000	592,550	712,550	180,000
Total cost of revenues	90,270	540,050	1,192,118	607,550	2,617,381	711,246
Gross margin	457,588	(427,533)	313,001	(494,753)	(449,288)	(709,946)
Operating expenses:
Directors' fees	93,750	93,750	187,500	187,500	375,000	187,500
Professional fees	100,886	125,265	309,732	241,993	454,958	255,959
Research and development	74,349	39,685	190,880	118,669	177,169	206,191
Salary and compensation - officer	0	0	600,000	0	0	750,000
Salary and compensation - others	0	51,877	66,178	51,877	190,549	0
General and administrative expenses	116,320	88,565	253,399	135,295	412,409	113,742
Total operating expenses	385,305	399,142	1,607,689	735,334	1,610,085	1,513,392
Income (Loss) from operations	72,283	(826,675)	(1,294,688)	(1,230,087)	(2,059,373)	(2,223,338)
Other (income) expense:
Change in fair value of derivative liability	(318,693)	0	(635,844)	0	74,308	0
Debt discount	356,813	0	563,183	0
Derivative expense	0	0	0	0
Financing cost	22,000	0	22,000	0	28,625	70,500
Foreign currency transaction gain (loss)	0	214	0	1,315	1,316	0
Interest expense	25,850	18,891	47,903	30,332	86,400	29,757
Interest income					0	(44)
Other (income) expense	0	0	0	0
Total other (income) expense	85,970	19,105	(2,758)	31,647	190,649	100,213
Loss before income tax provision and non-controlling interest	(13,687)	(845,780)	(1,291,930)	(1,261,734)	(2,250,022)	(2,323,551)
Income tax provisions	0	0	0	0	0	0
Net loss before non-controlling interest	(13,687)	(845,780)	(1,291,930)	(1,261,734)	(2,250,022)	(2,323,551)
Net loss attributable to the non-controlling interest	(30,509)	(52,360)	(105,856)	(52,360)	(214,158)	0
Net income (loss) attributable to Stevia Corp.	$ 16,822	$ (793,420)	$ (1,186,074)	$ (1,209,374)	$ (2,035,864)	$ (2,323,551)
Net loss per common share - Basic and diluted	$ 0.00	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.05)
Weighted average common shares outstanding - basic and diluted	74,104,718	62,953,249	69,429,617	60,666,442	62,092,487	45,093,271